SCOPE OF CONSOLIDATION - Investment In Associates And Joint Arrangements (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Basis Of Consolidation [Abstract]
Joint ventures		$ 1,507,000,000
Associates	$ 2,854,000,000	2,000,000,000
Individually immaterial joint ventures and associates	981,000,000	790,000,000
Total	$ 5,084,000,000	$ 4,297,000,000
Threshold aggregate of individually immaterial joint ventures and associates	20.00%	20.00%
Threshold carrying amount of individually immaterial joint ventures and associates	$ 100,000,000	$ 100,000,000